INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL

17. INTANGIBLE ASSETS AND GOODWILL

We review goodwill for impairment on an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate goodwill may be impaired. For the year ended December 31, 2022 and 2021, we performed an assessment of goodwill related to our previous business acquisition which did not result in an impairment charge for either of the years.

Reconciliation of Carrying Amounts (in thousands)

	Intangible Assets	Goodwill	Total
Cost
Balance at December 31, 2020	-	-	-
Additions	563	602	1,165
Balance at December 31, 2021	563	602	1,165
Additions	3,370	9,660	13,030
Balance at December 31, 2022	3,933	10,262	14,195
Accumulated Depreciation
Balance at December 31, 2020	-	-	-
Depreciation	113	-	113
Balance at December 31, 2021	113	-	113
Depreciation	112	-	112
Balance at December 31, 2022	225	-	225

Carrying Amounts
Balance at December 31, 2021	451	602	1,053
Balance at December 31, 2022	3,708	10,262	13,970

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021